Private Placement (Details) - Private Placement Warrants [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Private Placement (Details) [Line Items]
Number of units issued	2,000,000
Warrants price per share (in Dollars per share) | $ / shares	$ 1.00
Aggregate of warrant shares	2,000,000
Private placement description	Each Private Placement Warrant will be exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7)